Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net, Aging of Accounts Receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Aging of Accounts Receivable [Abstract]
Trade and other receivables	$ 170,242,307	$ 156,569,986
1 - 30 days [Member]
Aging of Accounts Receivable [Abstract]
Trade and other receivables	15,396,655	15,595,155
31 - 60 days [Member]
Aging of Accounts Receivable [Abstract]
Trade and other receivables	4,182,294	4,533,856
61 - 90 days [Member]
Aging of Accounts Receivable [Abstract]
Trade and other receivables	2,854,922	2,543,476
Greater than 90 days [Member]
Aging of Accounts Receivable [Abstract]
Trade and other receivables	42,545,067	39,074,927
Unbilled Services Provided [Member]
Aging of Accounts Receivable [Abstract]
Trade and other receivables	$ 105,263,369	$ 94,822,572